Offerings - Offering: 1	Mar. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	931,211
Proposed Maximum Offering Price per Unit	59.05
Maximum Aggregate Offering Price	$ 54,988,009.55
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,418.66
Offering Note	Calculated pursuant to Rule 457(c) based on the average of the high and low prices reported on the New York Stock Exchange as of February 28, 2025. Estimated solely for the purpose of calculating the registration fee.